Summary of Goodwill (Parenthetical) (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
U.S. Operating Segment
Goodwill [Line Items]
Accumulated impairment losses	$ 214,031
International Operating Segment
Goodwill [Line Items]
Accumulated impairment losses	$ 27,622